Shareholder Fees	Jun. 05, 2025 USD ($)
Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Class Z
Prospectus [Line Items]
Shareholder Fee, Other	$ 0